Restructuring And Related Activities	12 Months Ended
Mar. 31, 2012
Restructuring And Related Activities [Abstract]
Restructuring And Related Activities Disclosure Text Block

15. Plant Restructuring

During 2012 and 2010 there were no material adjustments to Plant Restructuring.

During fiscal 2011, the Company implemented workforce reductions at its plants in Buhl, Idaho and Mayville, Wisconsin and certain other locations that resulted in a restructuring charge of $1,354,000 primarily for severance costs. This charge is included under Plant Restructuring in the Consolidated Statements of Net Earnings. Under the Alliance Agreement, GMOL shares in the cost of these restructurings, plus future depreciation and lease costs.  GMOL's portion of these restructuring costs was paid to the Company during 2011.  The Company deferred a portion of this payment to match the depreciation and lease costs that will be incurred in the future.  As of March 31, 2012, this deferral totaled $6,021,000 comprised of $1,869,000 included in other accrued expenses and $4,152,000 included in other long-term liabilities on the Consolidated Balance Sheets.

The other costs relate to outstanding lease payments which will be paid over the remaining lives of the corresponding lease terms, which are up to two years.

The following table summarizes the restructuring and related asset impairment charges recorded and the accruals established during 2010, 2011 and 2012:

		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2009	$0	$250	$1,035	$1,285
Second-quarter charge to expense	0	0	19	19
Cash payments/write offs	0	0	(258)	(258)
Third-quarter credit to expense	0	0	(2)	(2)
Balance March 31, 2010	0	250	794	1,044
First-quarter charge to expense	0	0	1	1
Second-quarter charge to expense	1,210	0	0	1,210
Third-quarter charge to expense	109	0	0	109
Cash payments/write offs	(889)	(250)	(283)	(1,422)
Fourth-quarter charge to expense	26	0	8	34
Balance March 31, 2011	456	0	520	976
First-quarter charge to expense	54	0	0	54
Second-quarter (credit) charge to expense	(19)	0	4	(15)
Cash payments/write offs	(454)	0	(524)	(978)
Balance March 31, 2012	$37	$0	$0	$37